Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	Apr. 14, 2010	Apr. 30, 2010	Jan. 31, 2010	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Commitments And Contingencies Disclosure [Line Items]
Total rental expense on operating leases				$ 6,677	$ 6,789	$ 6,746
Payment on legal matters				385
Insurance settlement amount				75
Sale of the Emergent Business and received a final payment	3,825	3,825	1,400
Company had outstanding purchase commitments				4,013	3,931
Liabilities have been recorded for agreements				0	0
Aggregate limit of insurance policy				20,000
Liabilities recorded under Indemnification Agreements				$ 0	$ 0
Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases Noncancellable Lease Term				1 year
Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases Noncancellable Lease Term				10 years